Taxes - Tax Effects of Temporary Differences and Tax Loss Carry-forwards (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	kr 16,851	kr 24,412
Deferred tax liabilities	152	1,295
Net balance	16,699	23,117	kr 18,495
Intangible assets and property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,222	1,447
Deferred tax liabilities	2,789	3,457
RoU lease assets and similar assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	1,281	1,199
Current assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,701	4,340
Deferred tax liabilities	77	1,323
Post employment benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,555	4,778
Deferred tax liabilities	373	229
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,633	4,788
Deferred tax liabilities	0	0
Lease liabilities and similar liabilities [membe]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,345	1,307
Deferred tax liabilities	0	0
Deferred tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,042	5,027
Deferred tax liabilities	0	0
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,088	2,394
Deferred tax liabilities	437	359
Loss Carry Forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,070	5,603
Deferred tax liabilities	0	0
Deferred tax assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	21,656	29,684
Deferred tax liabilities	4,957	6,567
Net balance	16,699	23,117
Netting of tax assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Netting of deferred tax assets	(4,805)	(5,272)
Netting of deferred tax liabilities	kr (4,805)	kr (5,272)